Fair Value Measurements: (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 479,531	$ 723,449	$ 892,271
Marketable securities fair value total	$ 479,531	$ 723,449	$ 892,271